Expense Example, No Redemption - Volumetric Fund - Volumetric Fund	Apr. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,022
Expense Example, No Redemption, 10 Years	$ 2,213